Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Undivided Profits [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at Dec. 31, 2019	[1]	$ 20,041	$ 256,591	$ 288,067	$ 4,461	$ (30,903)	$ 538,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	0	52,452	0	0	52,452
Change in other comprehensive income (loss), net of tax		0	0	0	7,475	0	7,475
Cash dividend declared	[1]	0	0	(26,545)	0	0	(26,545)
Purchase of treasury stock	[2]	0	0	0	0	(3,493)	(3,493)
Stock based compensation expense		0	15	0	0	0	15
Balance at Dec. 31, 2020		20,041	256,606	313,974	11,936	(34,396)	568,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	0	61,519	0	0	61,519
Change in other comprehensive income (loss), net of tax		0	0	0	211	0	211
Cash used to settle fractional shares in the Reverse Stock Split		(5)	(195)	0	0	0	(200)
Stock options exercises	[2]	10	250	0	0	0	260
Cash dividend declared	[1]	0	0	(26,437)	0	0	(26,437)
Purchase of treasury stock	[2]	0	0	0	0	(2,386)	(2,386)
Balance at Dec. 31, 2021		20,046	256,661	349,056	12,147	(36,782)	601,128
Balance (ASU 2016-13 [Member]) at Dec. 31, 2021		20,046	256,661	345,586	12,147	(36,782)	597,658	$ (3,470)	$ (3,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		0	0	75,234	0	0	75,234
Change in other comprehensive income (loss), net of tax		0	0	0	(39,341)	0	(39,341)
Stock options exercises		12	417	0	0	0	429
Cash dividend declared		0	0	(26,989)	0	0	(26,989)
Purchase of treasury stock		0	0	0	0	(7,004)	(7,004)
Balance at Dec. 31, 2022		$ 20,058	$ 257,078	$ 393,831	$ (27,194)	$ (43,786)	$ 599,987

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[2]	Share amounts and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.